Portfolio of Investments – as of September 30, 2023 (Unaudited)
Mirova U.S. Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 95.9% of Net Assets
	Automobile Components — 2.1%
856	Aptiv PLC(a)	$84,393
	Broadline Retail — 3.5%
3,176	eBay, Inc.	140,030
	Chemicals — 3.5%
834	Ecolab, Inc.	141,280
	Commercial Services & Supplies — 3.8%
1,001	Waste Management, Inc.	152,592
	Communications Equipment — 1.1%
838	Cisco Systems, Inc.	45,051
	Containers & Packaging — 1.3%
1,041	Ball Corp.	51,821
	Diversified Telecommunication Services — 1.5%
1,879	Verizon Communications, Inc.	60,898
	Electric Utilities — 2.9%
1,988	NextEra Energy, Inc.	113,893
	Electronic Equipment, Instruments & Components — 1.1%
820	Trimble, Inc.(a)	44,165
	Financial Services — 7.6%
496	Mastercard, Inc., Class A	196,371
458	Visa, Inc., Class A	105,345
		301,716
	Health Care Equipment & Supplies — 4.0%
363	Edwards Lifesciences Corp.(a)	25,149
460	Intuitive Surgical, Inc.(a)	134,453
		159,602
	Household Products — 1.3%
739	Colgate-Palmolive Co.	52,550
	IT Services — 1.4%
186	Accenture PLC, Class A	57,122
	Life Sciences Tools & Services — 9.8%
763	Danaher Corp.	189,300
397	Thermo Fisher Scientific, Inc.	200,950
		390,250
	Machinery — 8.0%
499	AGCO Corp.	59,022
704	Watts Water Technologies, Inc., Class A	121,665
1,524	Xylem, Inc.	138,730
		319,417
Shares	Description	Value (†)
	Personal Care Products — 1.6%
448	Estee Lauder Cos., Inc., Class A	$64,758
	Pharmaceuticals — 5.0%
373	Eli Lilly & Co.	200,349
	Semiconductors & Semiconductor Equipment — 14.9%
244	Enphase Energy, Inc.(a)	29,317
877	First Solar, Inc.(a)	141,714
699	NVIDIA Corp.	304,058
1,365	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	118,619
		593,708
	Software — 18.2%
372	Adobe, Inc.(a)	189,683
1,091	Microsoft Corp.	344,483
396	Roper Technologies, Inc.	191,775
		725,941
	Water Utilities — 3.3%
1,067	American Water Works Co., Inc.	132,127
	Total Common Stocks (Identified Cost $3,526,655)	3,831,663

Principal Amount
Short-Term Investments — 4.8%
$191,982	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $192,022 on 10/02/2023 collateralized by $220,000 U.S. Treasury Note, 0.750% due 8/31/2026 valued at $195,897 including accrued interest(b) (Identified Cost $191,982)	191,982
	Total Investments — 100.7% (Identified Cost $3,718,637)	4,023,645
	Other assets less liabilities — (0.7)%	(29,046)
	Net Assets — 100.0%	$3,994,599

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,831,663	$—	$—	$3,831,663
Short-Term Investments	—	191,982	—	191,982
Total Investments	$3,831,663	$191,982	$—	$4,023,645

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Software	18.2%
Semiconductors & Semiconductor Equipment	14.9
Life Sciences Tools & Services	9.8
Machinery	8.0
Financial Services	7.6
Pharmaceuticals	5.0
Health Care Equipment & Supplies	4.0
Commercial Services & Supplies	3.8
Chemicals	3.5
Broadline Retail	3.5
Water Utilities	3.3
Electric Utilities	2.9
Automobile Components	2.1
Other Investments, less than 2% each	9.3
Short-Term Investments	4.8
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%